Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss Per Share
Loss Per Share

NOTE 8 – Loss Per Share

Basic loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the sum of (1) the weighted-average number of ordinary shares outstanding during the period, (2) the dilutive effect of the assumed exercise of share options using the treasury stock method, and (3) the dilutive effect of other potentially dilutive securities.

The following is the calculation of the basic and diluted weighted average shares outstanding for the years ended December 31,2022, 2021 and 2020, respectively:

	Years Ended December 31,
	2022	2021	2020
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	6,243,462,410	4,292,112,667	3,159,037,588
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	6,243,462,410	4,292,112,667	3,159,037,588

The Company’s potentially dilutive securities, which include options, warrants to purchase ordinary shares and unvested restricted stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share attributable to common stockholders. Therefore, the weighted average number of ordinary shares outstanding used to calculate both basic and diluted net loss per share is the same. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect (in ordinary equivalent shares):

	Years Ended December 31,
	2022	2021	2020
Share options	513,673,885	142,949,035	112,649,035
Warrants	4,155,347,500	500,748,500	460,910,100
Restricted stock units	21,475,400	—	—
Total anti-dilutive share equivalents	4,690,496,785	6,436,975,355	573,559,135